Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Financial Information Disclosures [Abstract]
Consolidated statutory policyholders' surplus	$ 11,731.2	$ 9,664.4
Statutory net income	2,916.9	$ 1,416.2	$ 1,022.3
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	955.0
Aggregate cash dividends paid to the parent company by subsidiaries	938.9
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 2,887.0